Related Parties (Details) - Schedule of key management personnel - Executive Directors [Member] - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Parties (Details) - Schedule of key management personnel [Line Items]
Basic salary	[1]	€ 135
Share based compensation	[2]	1,066
Total		€ 1,201

[1]	Each Executive Committee Member currently receives a total of €180,000 of gross fixed annual compensation. For 2020, a total amount of €135,000 was payable (2019: Nil).
[2]	Three of the four persons who received the earn-out as mentioned in note 1 became executive directors of the Company and the portion of their share based payment compensation is included above.